INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Acquisition of subsidiaries - Narrative (Details 1) - Companhia Paranaense de Gás - Compagás [member] - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 16, 2024	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Net operating revenue since the acquisition date		R$ 314,288
Net income since the acquisition date		22,746
Consolidated with 12 months, Net operating revenue		651,206
Consolidated with 12 months, Net profit (loss) for the year		R$ 26,448
Compass Dois LTDA [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)	51.00%	51.00%
Transferred consideration	R$ 962,125
Cash transferred	384,394
Remaining installments	577,731	R$ 595,567
Interest payable outstanding balance updated by SELIC		R$ 17,835
Compass Gas E Energia S A [Member] | Compass Dois LTDA [Member]
Disclosure of detailed information about business combination [line items]
Transferred consideration	R$ 962,125
Compass Gas E Energia S A [Member] | Compass Dois LTDA [Member] | Indirect
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest	63.50%